Leases (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2023	Nov. 15, 2016	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 07, 2023 m²	Dec. 31, 2021 m²
Leases [Line Items]
Lease agreement period	2 years	8 years	5 years
Square feet (in Square Meters) | m²					12,000	14,880
Lease term	10 years
Current maturities of lease			$ 134
Depreciation expense			20
Interest expenses on lease liabilities			16,420	$ 3,441
Total cash outflow for leases			$ 850	$ 1,164
Extension options term			2 years
Bottom Range [Member]
Leases [Line Items]
Weighted average rate			3.06%	1.94%
Top Range [Member]
Leases [Line Items]
Weighted average rate			7.11%	4.60%
Weighted Average [Member]
Leases [Line Items]
Interest expenses on lease liabilities			$ 367	$ 148